UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

FOR REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-576

Northeast Investors Trust

(Exact name of registrant as specified in charter)

125 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

David Randall

125 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-225-6704

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (a)

December 31, 2015

Asset Backed Securities — 1.78%

Name of Issuer	Principal	Value (Note B)
Airline Lease — 1.78%
Aircraft Fin Trust, 0.8105%, 5/15/24	$18,920,884	$5,014,034

Total Asset Backed Securities — (cost — $8,230,584)		$5,014,034

Corporate Bonds, Notes & Preferred Securities — 103.76%

Name of Issuer	Principal	Value (Note B)
Automobile & Truck — 0.34%
Delphi Corp., 6.55%, 6/15/06 (b) (c)	$36,950,000	969,937

Building Products — 4.11%
Builders Firstsource, Inc., 7.625%, 6/01/21 (d)	11,000,000	11,577,500

Chemicals — 5.60%
Cornerstone Chemical Co., 9.375%, 3/15/18 (d)	12,750,000	11,538,750
Perstorp Holding AB, 11%, 8/15/17 (d)	4,500,000	4,230,000

		15,768,750

Coal — 0.65%
Westmoreland Coal Co., 8.75%, 01/01/22 (d)	3,000,000	1,845,000

Construction & Farming — 3.99%
Southern States Co-op, Inc., 10%, 8/15/21 (d)	13,000,000	11,245,000

Electrical Utility — 4.07%
Homer City Funding LLC, 8.137%, 10/01/19	13,808,922	11,461,405

Electrical Components & Equipment — 3.14%
Advanced Lighting Technologies, 10.5%, 6/01/19 (d)	17,000,000	8,840,000

Energy/Natural Resources — 11.96%
American Eagle Energy Co., 11%, 9/01/19 (b) (d)	15,500,000	1,085,000
Clayton Williams Energy, 7.75%, 4/01/19	28,000,000	21,595,000
Comstock Resources, Inc., 7.75%, 4/01/19	10,000,000	1,500,000
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	5,000,000	1,400,000
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	5,000,000	600,000
Energy XXI Gulf Coast, Inc., 11%, 3/15/20 (d)	5,000,000	1,750,000
Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21	3,000,000	326,250
Forest Oil Corporation, 7.25%, 6/15/19 (b)	29,500,000	1,843,750
RAAM Global Energy Co., 12.5%, 10/01/15 (b) (c)	23,000,000	345,000
Stone Energy Corp., 7.5%, 11/15/22	2,000,000	660,000
Swift Energy Co., 7.125%, 6/01/17	2,000,000	160,000
W & T Offshore, Inc., 8.5%, 6/15/19	7,000,000	2,450,000

		33,715,000

Financial Services — 4.69%
Bank of America Corp. PFD, 8%	10,000,000	10,175,000
Bank of America Corp. PFD, 8.125%	3,000,000	3,052,500

		13,227,500

Financial Services Misc. — 2.52%
Rialto Holdings LLC, 7%, 12/01/18 (d)	7,000,000	7,105,000

Food Processing — 1.61%
Simmons Food, Inc., 7.875%, 10/01/21 (d)	5,000,000	4,525,000

Gaming — 12.07%
Greektown Superholdings, 8.875%, 3/15/19 (d)	15,250,000	15,402,500
Isle of Capri Casinos, 8.875%, 6/15/20	8,000,000	8,400,000
Isle of Capri Casinos, 5.875%, 3/15/21	10,000,000	10,200,000

		34,002,500

Homebuilders — 0.37%
Tousa, Inc., 9%, 7/01/10 (b) (c)	14,111,000	564,440
Tousa, Inc., 8.25%, 4/1/11 (b) (c)	12,250,000	490,000

		1,054,440

Metals & Mining — 5.41%
American Gilsonite Co., 11.5%, 9/01/17 (d)	15,980,000	11,186,000
Horsehead Holding Corp, 10.5%, 6/01/17 (d)	2,500,000	1,687,500
Horsehead Holding Corp, 9%, 6/01/17 (d)	4,000,000	2,370,000

		15,243,500

Office Electronics — 7.32%
Pitney Bowes International Holdings PFD, 6.125%, 10/30/16 (d)	20,065	20,616,789

Oil & Gas Drilling — 1.98%
Key Energy Services, Inc., 6.75%, 3/01/21	250,000	62,812
Parker Drilling Co., 7.5%, 8/01/20	7,250,000	5,510,000

		5,572,812

Packaging & Container — 0.45%
Constar, Inc., PIK,11%, 12/31/17 (b) (e)	8,220,145	1,255,792
Constar, Inc. PFD (b) (e)	9,432	0

		1,255,792

Paper/Forest Products — 5.35%
Cenveo Corp., 6%, 8/01/19 (d)	2,250,000	1,586,250
Cenveo Corp., 8.5%, 9/15/22 (d)	25,000,000	13,500,000

		15,086,250

Publishing — 6.36%
AMO Escrow Corp., 11.5%, 12/15/17	18,193,250	17,920,351

Real Estate — 0.03%
Forestar USA Real Estate, 8.5%, 6/01/22 (d)	100,000	97,500

Retail Stores — 3.80%
Claire’s Stores, Inc., 9%, 3/15/19 (d)	12,000,000	7,260,000
Claire’s Stores, Inc., 6.125%, 3/15/20 (d)	6,365,000	3,437,100

		10,697,100

Systems Software — 4.50%
Interface Sec. Systems Holdings, 9.25%, 1/15/18	8,500,000	8,330,000
Interface Master Holding PIK, 12.5%, 8/01/18 (d)	4,500,000	4,365,000

		12,695,000

Telecom Equipment — 7.55%
Nortel Networks LTD, 10.75%, 7/15/16 (b)	23,850,000	21,286,125

Transportation — 5.89%
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (d)	20,000,000	16,600,000

Total Corporate Bonds, Notes, & Preferred Securities — (cost — $483,211,134)		$292,408,251

Foreign Bonds — 1.24%

Name of issuer	Principal	Value (Note B)
Foreign Bonds — 1.24%
Republic of Argentina GDP Linked Security, FRN, 12/15/35 (b)	$34,386,574	$3,490,237

Total Foreign Bonds — (cost — $1,423,421)		$3,490,237

Common & Preferred Stocks — 15.52%

Name of issuer	Number of Shares	Value (Note B)

Banks / Money Centers — 7.66%
Citigroup, Inc.	416,930	$21,576,128

Diversified Chemicals — 1.63%
NL Industries	510,200	1,551,008
Reichhold Cayman L.P. (b) (e)	15,438	3,029,648

		4,580,656

Food Processing — 2.38%
Viskase Cos., Inc. (b)	2,096,128	6,707,610

Metals & Mining — 0.00%
Ormet Corp. (b)	372,638	112

Manufacturing — 2.77%
Amtrol, Inc. (b) (e) (f)	7,131	4,657,740
Amtrol, Inc. PFD (b) (e) (f)	1,068	3,144,363

		7,802,103

Packaging & Container — 0.00%
Constar, Inc. (b) (e)	93,512	0

Retail Food Chain — 1.05%
Romacorp, Inc. (b) (e) (f)	82,220	2,959,920

Transportation — 0.03%
Groupe Eurotunnel SA	5,424	67,529
Groupe Eurotunnel SA	1,925	23,966

		91,495

Total Common & Preferred Stocks — (cost — $53,079,279)		$43,718,024

Total Investments — 122.30% (cost — $545,944,418)		$344,630,546

Net Other Assets and Liabilities — (22.30%)		$(62,830,362)

Net Assets — 100%		$281,800,184

(a)	Portions of the portfolio are pledged to collateralize short term borrowings.
(b)	Non-income producing security.
(c)	Security is in principal default. As of the date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $161,849,889 which represents 57.43% of total net assets. All of these securities are deemed liquid.
(e)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of December 31, 2015 was $15,047,463 which represents 5.34% of total net assets.

(f)	All or a portion of security is restricted. The Trust may invest in or acquire unregulated restricted securities. Restricted or illiquid securities are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of December 31, 2015 is $10,762,023 which represents 3.82% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amtrol, Inc.	6/22/2007 - 12/2/2014	$6,951,542
Amtrol, Inc. PFD	12/14/12	$1,068,000
Romacorp, Inc.	11/15/06	$4,118,756

PIK	Payment in Kind
FRN	Floating Rate Note
PFD	Preferred Security

Investment Valuation

Accounting Standards Codification ASC 820, “Fair Value Measurements and Disclosures” (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust’s investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust’s own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company’s financial statements or other documents.

The following table summarized the Trust’s investment as of December 31, 2015, based on the inputs used to value them.

				Total as of
	Level 1	Level 2	Level 3	12/31/2015

Corporate Bonds, Notes & Preferred Securities	$—	$291,152,459	$1,255,792	$292,408,251
Common and Preferred Stock	$23,127,248	$6,799,105	$13,791,671	$43,718,024
Foreign Bonds	$—	$3,490,237	$—	$3,490,237
Asset Backed Security	$—	$5,014,034	$—	$5,014,034

	$23,127,248	$306,455,835	$15,047,463	$344,630,546

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. As of December 31, 2015, there have been no transfers among the three Levels.

At December 31, 2015, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds, Notes & Preferred Securities	Common & PFD Stock	Totals as of 12/31/2015
Beginning Balance @ 9/30/15	$1,255,792	$14,056,704	$15,312,496

Purchases	$—	$—	$—

Sales	$—	$—	$—

Realized Gain(Loss)	$—	$—	$—

Net Change in Unrealized Appreciation/(Depreciation)	$—	$(265,033)	$(265,033)

Transfers into Level 3	$—	$—	$—

Transfers out of Level 3	$—	$—	$—

Ending Balance @ 12/31/15	$1,255,792	$13,791,671	$15,047,463

Change in Unrealized Gain / (Loss) for Positions Still Held at December 31, 2015

Corporate Bonds, Notes and Preferred Securities	$—
Common & Preferred Stocks	$(265,033)

Totals	$(265,033)

The Financial Accounting Standard Board (“FASB”) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of December 31, 2015:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input (1)
Fixed Income
Packaging & Container	$1,255,792	Market Approach (2)	Recovery Rate	not applicable	Increase

Equity
Misc Manufacturing	$7,802,103	Market Comparable (3)	EBITDA Multiple;	2.9x - 14.0x	Increase

			Private Company	45%	Decrease
			Discount

Retail Food Chains	$2,959,920	Recent Transaction Price (4)	not applicable	not applicable	Increase

Diversified Chemicals	$3,029,648	Market Comparable (3)	EBITDA Multiple;	4.5x - 13.7x	Increase

			Private Company
			Discount	33%	Decrease

	$15,047,463

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.
(2)	A market approach using the value of the underlying assets of the company.
(3)	Earnings multiples are based on comparable companies and transactions of comparable companies.
(4)	Certain securities are values based on recent transactions (generally within six months of valuation date). In some cases, the fair value may be based on a pending transaction expected to occur after the valuation date.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $545,485,885. Net unrealized depreciation aggregated ($200,855,339) of which $19,970,696 related to appreciated investment securities and ($220,826,035) related to depreciated investment securities.

For additional information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President
(principal executive officer)

Date: February 29, 2016

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Northeast Investors Trust

By (Signature and Title)	/s/ Bruce H. Monrad
Bruce H. Monrad
President
(principal executive officer)

Date: February 29, 2016

By (Signature and Title)	/s/ Gordon C. Barrett
Gordon C. Barrett
Treasurer
(principal financial officer)

Date: February 29, 2016